Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

	December 31, 2018	December 31, 2017
Insurance and other claims	$1,761	$348
Advances to suppliers and other assets	2,128	68
Prepaid vessel expenditure	840	327
Prepaid insurances	787	418
Other	698	215
Total	$6,214	$1,376